Contingent Consideration in Connection with Acquisition of Clickpro (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Liabilities at carrying values
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities-Contingent acquisition consideration payable	$ 2,266	$ 2,708
Total fair value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities-Contingent acquisition consideration payable	2,266	2,708
Total fair value | Significant unobservable inputs (Level 3)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities-Contingent acquisition consideration payable	$ 2,266	$ 2,708